Accounts Receivable - Summary of Loss Allowances for Accounts Receivable (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Beginning Balance	¥ 22	¥ 77
Provision for loss allowance recognized in income statement	6	17
Receivables written off during the year as uncollectible	0	(72)
Ending Balance	¥ 28	¥ 22